FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT (Narrative) (Details)	Sep. 30, 2023 AUD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 6,747,986			$ 11,627,913	$ 19,760,015	$ 799,929
Prepaids		27,692			164,429
Current liabilities		280,856			$ 1,472,489
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 6,747,986
Foreign exchange risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 602,203			$ 677,231
Trade receivables	4,709
Prepaids	395			14,783
Current liabilities	$ 29,087		€ 4,150	$ 82,470
Percentage of foreign currency fluctuation in US and Australia dollar against Canadian dollar	10.00%	10.00%	10.00%	10.00%
Foreign currency fluctuation impact on net comprehensive loss		$ 132,000
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		6,747,986
Current liabilities		$ 280,856